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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1993
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      6
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

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
           /s/ E.J. BIRD                                   Greenwich, CT                                   February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)

Report Type (Check only one):

  [ X ]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [   ]   13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [   ]   13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entrys Total:                    19
Form 13F Information Table Value Total:               $424,713
                                                      (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table

Page 1 of 1

COLUMN 1:                COLUMN 2:    COLUMN 3:      COLUMN 4:          COLUMN 5:         COLUMN 6: COLUMN 7:       COLUMN 8:
--------------------     --------     ---------     -----------   ----------------------  --------- --------- ---------------------
                                                                                                                    VOTING
                                                    FAIR MARKET                                      OTHER        AUTHORITY
                          TITLE OF     CUSIP          VALUE       SHRS OR     SH/   PUT/  INVESTMENT  MANA-   (a)     (b)      (c)
 NAME OF ISSUER            CLASS       NUMBER       (x $1,000)    PRN AMT     PRN   CALL  DISCRETION  GERS    SOLE   SHARED    NONE
---------------------     -------   ------------    -----------  -----------  ---   ----  ---------- ------  ----------------------
Allied Clinical Labs Inc.  Common    019076-10-8          5,006    351,300     SH             SOLE          351,300
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co        Common    025816-10-9         19,269    624,100     SH             SOLE          624,100
-----------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp           Common    066050-10-5          6,840    147,500     SH             SOLE          147,500
----------------------------------------------------------------------------------------------------------- -----------------------
Enquirer/Star Group Inc    Common    293554-10-1          9,295    489,200     SH             SOLE          489,200
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln Mtg Corp   Common    313400-30-1         44,888    900,000     SH             SOLE          900,000
-----------------------------------------------------------------------------------------------------------------------------------
Fund Amern Enterprises
  Hldgs                    Common    360768-10-5         36,396    463,600     SH             SOLE          463,600
-----------------------------------------------------------------------------------------------------------------------------------
National Health
  Labs Inc.                Common    63633F-10-9         63,405  4,449,500     SH             SOLE        4,449,500
-----------------------------------------------------------------------------------------------------------------------------------
National Health
  Labs Inc.                Common    63633F-10-9          2,906    203,900     SH           DEFINED         203,900
-----------------------------------------------------------------------------------------------------------------------------------
PartnerRe Holdings Ltd.    Common    G6852T-10-5          1,403     66,000     SH             SOLE           66,000
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts
  Corp.                    Common    740189-10-5          1,407     48,500     SH             SOLE           48,500
-----------------------------------------------------------------------------------------------------------------------------------
PS Group Inc.              Common    693624-10-8          5,795    433,300     SH             SOLE          433,300
-----------------------------------------------------------------------------------------------------------------------------------
QVC Network Inc.           Common    747262-10-3          3,120     80,000     SH             SOLE           80,000
-----------------------------------------------------------------------------------------------------------------------------------
RJR Nabisco Holdings
  Corp                     Common    74960K-10-8         15,938  2,500,000     SH             SOLE        2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Reebok Intl Ltd            Common    758110-10-0         34,116  1,137,200     SH             SOLE        1,137,200
-----------------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing
  Assn.                    Common    863871-50-5         47,002  1,047,400     SH             SOLE        1,047,400
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Inc                Common    79549B-10-7         44,210    928,300     SH             SOLE          928,300
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common    949740-10-4         67,495    521,700     SH             SOLE          521,700
-----------------------------------------------------------------------------------------------------------------------------------
White River Corp.          Common    964452-10-6          7,534    231,800     SH             SOLE          231,800
-----------------------------------------------------------------------------------------------------------------------------------
Zurich Reins Centre
  Hldgs Inc.               Common    989822-10-1          8,688    308,900     SH             SOLE          308,900
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                           424,713
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